Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Net CVA/DVA(1)
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (15)		kr (8)
The period's change in fair value originating from credit risk (+ income/ - loss)	(7)	kr 10
OCA(2)
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(339)		kr (578)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 185	kr (86)